Group Subsidiaries - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Total assets	$ 1,370,455,511	$ 1,325,226,052
Total liabilities	564,725,209	604,574,045
Variable Interest Entity, Primary Beneficiary
Subsidiary or Equity Method Investee [Line Items]
Total assets	150,871,537	158,909,086
Total liabilities	$ 100,391,187	$ 120,931,677